SCHEDULE OF CONTRACT BALANCES (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Revenue And Deferred Income
Receivables, which are included in ‘net trade receivables’	$ 1,049,393	$ 390,587
Contract liabilities	$ 849,212	$ 814,150